Related Party Transactions	6 Months Ended
Oct. 31, 2025
Related party transactions [abstract]
RELATED PARTY TRANSACTIONS
11.
RELATED PARTY TRANSACTIONS

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company. Key management consists of Dr. Jennifer Bath, President and CEO; R. Scott Areglado, CFO; Joseph Scheffler, former Interim CFO; Kristin Taylor, former CFO; Thomas Lynch, CBO; Dr. Ilse Roodink, former Chief Scientific Officer. During the six months ended October 31, 2025, and 2024, the compensation for key management is as follows:

	Three months ended October 31,		Six months ended October 31,
(in thousands)	2025 $	2024 $	2025 $	2024 $
Salaries and other short-term benefits	1,453	918	3,562	1,531
Severance (included in salaries)	—	—	—	—
Share-based expense	155	163	191	279
Director compensation (included in salaries)	58	84	112	168
	1,666	1,165	3,865	1,978

As of October 31, 2025 and April 30, 2025, included in accounts payable and accrued liabilities is $0.1 million and nil, respectively due to related parties. The amounts payable are non-interest bearing and unsecured.

These transactions are in the normal course of operations and are measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties, unless otherwise noted.